Description of the Business and Summary of Significant Accounting Policies (Narrative) (Details) shares in Millions	1 Months Ended	3 Months Ended			12 Months Ended
	Dec. 31, 2015 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2015 USD ($) channel region shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares	Feb. 13, 2013
Number of business channels | channel					1
Number of regions where company has geographic operations | region					4
Venezuela foreign currency devaluation		70.00%	88.00%					32.00%
Exchange rate net charges, total		$ (3,400,000)	$ 41,800,000	$ 50,700,000
Exchange rate net charges on other expense, net		(4,200,000)	53,700,000	34,100,000
Exchange rate net charges on income taxes		800,000	(11,900,000)	$ 16,600,000
Venezuelan non-monetary assets remeasurement in operating profit					$ 18,500,000	$ 21,400,000	$ 49,600,000
Charge for Venezuelan non-monetary assets		11,400,000	$ 115,700,000		101,700,000	115,700,000	0
Impairment of Venezuela long-lived assets		90,300,000
Property, plant and equipment, net	$ 766,900,000				766,900,000	1,036,800,000
Prepaid expenses and other	296,100,000				296,100,000	590,700,000
Brochure costs					256,600,000	309,400,000	348,000,000
Brochure income					$ 141,900,000	173,200,000	188,100,000
Capitalization period of software					5 years
Capitalized software	$ 82,400,000				$ 82,400,000	91,600,000
Amortization of capitalized software					$ 31,000,000	44,800,000	50,800,000
Minimum cumulative rate percentage of fair value derivative to qualify as highly effective derivative instrument	80.00%				80.00%
Maximum cumulative rate percentage of fair value derivative to qualify as highly effective derivative instrument	125.00%				125.00%
Shipping and handling costs					$ 538,800,000	695,800,000	784,500,000
Advertising costs					128,000,000	166,400,000	174,300,000
Research and development costs					$ 61,900,000	$ 64,700,000	$ 66,900,000
Amortization period for gains and losses, period 1					3 years
Amortization period for gains and losses, period 2					5 years
Stock Options Excluded from Computation of Earnings Per Share Due to Net Loss, Including Options With Higher Exercise Prices than Average Market Price | shares					12.7	18.0
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares							17.5
Building [Member]
Estimated useful lives					45 years
Land Improvements [Member]
Estimated useful lives					20 years
Machinery and Equipment [Member]
Estimated useful lives					15 years
Minimum [Member]
Prepaid brochures, campaign period					21 days
Number of years used in calculating the estimated fair value of reporting units					5 years
Minimum [Member] | Office Equipment [Member]
Estimated useful lives					5 years
Maximum [Member]
Prepaid brochures, campaign period					28 days
Number of years used in calculating the estimated fair value of reporting units					10 years
Maximum [Member] | Office Equipment [Member]
Estimated useful lives					10 years
Deferred Brochure Costs [Member]
Prepaid expenses and other	$ 25,800,000				$ 25,800,000	$ 27,800,000
Paper Supply [Member]
Prepaid expenses and other	3,800,000				$ 3,800,000	6,200,000
VENEZUELA
Property, plant and equipment, net		$ 15,700,000
Repayments of debt [Member]
Prior Period Reclassification Adjustment						65,600,000
Proceeds from debt [Member]
Prior Period Reclassification Adjustment						70,000,000
Debt, net [Member]
Prior Period Reclassification Adjustment						4,400,000
Affiliated Entity [Member]
Sale of convertible preferred stock	$ 435,000,000
North America [Member]
Percentage of ownership after transaction	20.00%				19.90%
Treasury Locks [Member]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax	$ 2,700,000				$ 2,700,000	$ 2,700,000	$ 2,700,000